Label	Element	Value
Bottom of range [member] | Infrastructure [Member] | Residential infrastructure operation [Member]
Remaining amortisation period of intangible assets material to entity	ifrs-full_RemainingAmortisationPeriodOfIntangibleAssetsMaterialToEntity	10
Top of range [member] | Infrastructure [Member] | Residential infrastructure operation [Member]
Remaining amortisation period of intangible assets material to entity	ifrs-full_RemainingAmortisationPeriodOfIntangibleAssetsMaterialToEntity	20